12. Share-Based Compensation (Details - Non-Vested employee Option activity) - Employee Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Options granted	16,300,000	1,080,000
Options exercised	0	(1,984,080)
Options vested	(5,330,000)	(680,000)
Options forfeited/expired	(51,072)	(132,422)
Non-Vested [Member]
Options outstanding, beginning balance	1,555,904
Options granted	16,300,000
Options vested	(5,334,615)
Options outstanding, ending balance	12,521,289	1,555,904
Weighted-average grant date fair value per share, beginning balance	$ 0.15
Weighted-average grant date fair value per share, options granted	0.28
Weighted-average grant date fair value per share, options vested	0.26
Weighted-average grant date fair value per share, ending balance	$ 0.28	$ 0.15